AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Health Care – 30.0%

Biotechnology – 15.9%
ADC Therapeutics SA(a)	10,516	$346,923
Allakos, Inc.(a) (b)	8,288	675,058
Allogene Therapeutics, Inc.(a)	16,851	635,451
Annexon, Inc.(a)	14,755	446,044
Arena Pharmaceuticals, Inc.(a)	7,693	575,359
Ascendis Pharma A/S (Sponsored ADR)(a)	3,961	611,262
Biohaven Pharmaceutical Holding Co., Ltd.(a)	12,746	828,617
Bioxcel Therapeutics, Inc.(a) (b)	9,732	421,980
Blueprint Medicines Corp.(a)	11,577	1,073,188
Coherus Biosciences, Inc.(a) (b)	37,070	679,864
Deciphera Pharmaceuticals, Inc.(a)	13,450	689,985
Gossamer Bio, Inc.(a) (b)	18,971	235,430
Insmed, Inc.(a)	32,566	1,046,671
Iovance Biotherapeutics, Inc.(a) (b)	15,684	516,317
iTeos Therapeutics, Inc.(a)	13,315	328,481
Legend Biotech Corp. (ADR)(a)	11,888	366,983
Madrigal Pharmaceuticals, Inc.(a) (b)	4,829	573,347
PTC Therapeutics, Inc.(a)	15,480	723,690
Relay Therapeutics, Inc.(a)	10,088	429,648
Turning Point Therapeutics, Inc. - Class I(a)	9,367	818,301
Twist Bioscience Corp.(a)	19,010	1,444,190
Ultragenyx Pharmaceutical, Inc.(a) (b)	12,133	997,211
Vir Biotechnology, Inc.(a) (b)	18,222	625,561
Y-mAbs Therapeutics, Inc.(a)	14,725	565,293
Zentalis Pharmaceuticals, Inc.(a)	12,486	408,167

		16,063,021

Health Care Equipment & Supplies – 5.0%
iRhythm Technologies, Inc.(a)	7,568	1,802,016
Outset Medical, Inc.(a)	7,571	378,550
Penumbra, Inc.(a)	3,533	686,745
Selectquote, Inc.(a)	38,605	781,751
Silk Road Medical, Inc.(a) (b)	19,943	1,340,369

		4,989,431

Health Care Providers & Services – 3.7%
Allovir, Inc.(a)	16,000	440,000
Guardant Health, Inc.(a)	9,453	1,056,657
HealthEquity, Inc.(a)	11,130	571,748
LHC Group, Inc.(a)	8,020	1,704,731

		3,773,136

Health Care Technology – 1.3%
American Well Corp. - Class A(a)	11,211	332,294
Health Catalyst, Inc.(a) (b)	26,192	958,627

		1,290,921

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 3.0%
10X Genomics, Inc.(a)	8,073	$1,006,541
ICON PLC(a)	5,352	1,022,714
Repligen Corp.(a)	7,000	1,032,780

		3,062,035

Pharmaceuticals – 1.1%
Axsome Therapeutics, Inc.(a) (b)	7,880	561,450
Revance Therapeutics, Inc.(a)	21,155	531,837

		1,093,287

		30,271,831

Information Technology – 24.6%
Communications Equipment – 0.5%
Ciena Corp.(a)	13,415	532,441

Electronic Equipment, Instruments & Components – 3.9%
II-VI, Inc.(a) (b)	35,000	1,419,600
Littelfuse, Inc.	6,470	1,147,390
Novanta, Inc.(a)	13,090	1,378,900

		3,945,890

IT Services – 2.2%
BigCommerce Holdings, Inc.(a) (b)	5,509	458,900
Fastly, Inc. - Class A(a)	7,969	746,536
Shift4 Payments, Inc. - Class A(a)	20,672	999,698

		2,205,134

Semiconductors & Semiconductor Equipment – 8.3%
Cree, Inc.(a) (b)	15,591	993,770
Inphi Corp.(a)	8,320	933,920
Lattice Semiconductor Corp.(a)	55,776	1,615,273
MACOM Technology Solutions Holdings, Inc.(a) (b)	39,180	1,332,512
MKS Instruments, Inc.	10,920	1,192,792
Semtech Corp.(a)	15,300	810,288
Silicon Laboratories, Inc.(a)	15,384	1,505,324

		8,383,879

Software – 9.7%
Anaplan, Inc.(a)	14,959	936,134
Aspen Technology, Inc.(a)	1,369	173,302
Avalara, Inc.(a)	3,809	485,038
Blackline, Inc.(a)	18,000	1,613,340
Duck Creek Technologies, Inc.(a)	16,435	746,642
Everbridge, Inc.(a) (b)	8,400	1,056,132
Five9, Inc.(a) (b)	9,822	1,273,717
Manhattan Associates, Inc.(a)	13,190	1,259,513
Ping Identity Holding Corp.(a)	35,392	1,104,584
Smartsheet, Inc. - Class A(a)	14,168	700,183

Company	Shares	U.S. $ Value
Vertex, Inc.(a)	21,024	$483,552

		9,832,137

		24,899,481

Industrials – 16.1%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.(a)	12,590	1,141,913
Mercury Systems, Inc.(a)	13,590	1,052,681

		2,194,594

Building Products – 3.6%
Armstrong World Industries, Inc.	6,631	456,279
AZEK Co., Inc. (The)(a)	28,609	995,879
Simpson Manufacturing Co., Inc.	14,110	1,370,928
Trex Co., Inc.(a)	10,730	768,268

		3,591,354

Commercial Services & Supplies – 1.5%
Tetra Tech, Inc.	16,215	1,548,533

Machinery – 4.0%
Chart Industries, Inc.(a)	16,548	1,162,828
ITT, Inc.	19,060	1,125,493
John Bean Technologies Corp.	13,710	1,259,812
Nordson Corp.	2,845	545,728

		4,093,861

Road & Rail – 2.5%
Knight-Swift Transportation Holdings, Inc.	25,427	1,034,879
Saia, Inc.(a)	11,710	1,477,099

		2,511,978

Trading Companies & Distributors – 2.3%
SiteOne Landscape Supply, Inc.(a)	12,868	1,569,253
United Rentals, Inc.(a) (b)	4,450	776,525

		2,345,778

		16,286,098

Consumer Discretionary – 14.5%
Auto Components – 1.3%
Fox Factory Holding Corp.(a)	18,071	1,343,217

Diversified Consumer Services – 1.9%
Chegg, Inc.(a)	15,470	1,105,177
Strategic Education, Inc.	8,740	799,448

		1,904,625

Hotels, Restaurants & Leisure – 3.3%
Planet Fitness, Inc.(a)	15,214	937,487
Texas Roadhouse, Inc. - Class A	21,150	1,285,708
Wingstop, Inc.	8,406	1,148,680

		3,371,875

Company	Shares	U.S. $ Value

Household Durables – 2.3%
Installed Building Products, Inc.(a)	6,920	$704,110
Lovesac Co. (The)(a) (b)	23,863	661,244
Meritage Homes Corp.(a)	8,240	909,613

		2,274,967

Internet & Direct Marketing Retail – 0.8%
RealReal, Inc. (The)(a) (b)	56,715	820,666

Multiline Retail – 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,830	946,001

Specialty Retail – 4.0%
Five Below, Inc.(a)	5,672	720,344
Floor & Decor Holdings, Inc. - Class A(a)	14,280	1,068,144
Lithia Motors, Inc. - Class A	4,350	991,539
Sleep Number Corp.(a)	24,659	1,206,072

		3,986,099

		14,647,450

Financials – 7.3%
Capital Markets – 3.1%
Hamilton Lane, Inc. - Class A	14,897	962,197
Houlihan Lokey, Inc.	19,680	1,162,104
Stifel Financial Corp.	20,377	1,030,261

		3,154,562

Insurance – 4.2%
Inari Medical, Inc.(a)	10,490	724,020
Palomar Holdings, Inc.(a)	11,786	1,228,573
Trean Insurance Group, Inc.(a)	31,280	477,020
Trupanion, Inc.(a) (b)	22,929	1,809,098

		4,238,711

		7,393,273

Consumer Staples – 3.5%
Food & Staples Retailing – 1.1%
Grocery Outlet Holding Corp.(a)	28,413	1,117,199

Food Products – 2.4%
Freshpet, Inc.(a)	14,991	1,673,745
Vital Farms, Inc.(a)	17,409	705,587

		2,379,332

		3,496,531

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.3%
QTS Realty Trust, Inc. - Class A	21,064	1,327,453

Materials – 0.7%
Containers & Packaging – 0.7%
Ranpak Holdings Corp.(a)	72,461	689,829

Company	Shares	U.S. $ Value

Total Common Stocks (cost $75,930,874)		$99,011,946

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $1,978,764)	1,978,764	1,978,764

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $77,909,638)		100,990,710

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $2,929,799)	2,929,799	2,929,799

Total Investments – 102.9% (cost $80,839,437)(f)		103,920,509
Other assets less liabilities – (2.9)%		(2,948,595)

Net Assets – 100.0%		$100,971,914

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,722,367 and gross unrealized depreciation of investments was $(1,641,295), resulting in net unrealized appreciation of $23,081,072.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$99,011,946	$—	$—	$99,011,946
Short-Term Investments	1,978,764	—	—	1,978,764
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,929,799	—	—	2,929,799

Total Investments in Securities	103,920,509	—	—	103,920,509
Other Financial Instruments(b)	—	—	—	—

Total	$103,920,509	$—	$—	$103,920,509

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,604	$36,714	$36,339	$1,979	$8
Government Money Market Portfolio*	3,070	22,238	22,378	2,930	0	**
Total	$4,674	$58,952	$58,717	$4,909	$8

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.